Share-based compensation - 2020 Plan (Details) - USD ($)	1 Months Ended				12 Months Ended
	Nov. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022	Jan. 31, 2015	Nov. 30, 2014
Share-based compensation
Common shares reserved for future issuance								6,124,735	10,991,120	10,000,000
Number of shares repurchased under repurchase programs				9,667,230
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based compensation
Number of restricted share vested					330,000	400,000	965,500
Unrecognized compensation costs on restricted shares			$ 1,031,340		$ 352,479	$ 1,031,340
2010 share incentive plan [Member] | Certain Officers and Employees [Member] | Restricted shares [Member]
Share-based compensation
Future forfeitures rate					15.00%
Existing Plans
Share-based compensation
Common shares reserved for future issuance				21,039,742
2020 Incentive Plan
Share-based compensation
Number of shares available for grant			2,685,660	31,000,000	2,202,325	2,685,660
Common shares reserved for future issuance				293,028
Future forfeitures rate					25.00%
Unrecognized compensation costs on restricted shares			$ 18,147,328		$ 10,161,241	$ 18,147,328
2020 Incentive Plan | Restricted shares [Member]
Share-based compensation
Number of shares granted					2,200,000	31,091,840
Number of restricted share vested					9,509,660	2,429,965
2020 Incentive Plan | Tranche One [Member] | Restricted Shares With 2 Years Vesting Period [Member]
Share-based compensation
Restricted shares expected to vest					15,059,340
2020 Incentive Plan | Tranche Two [Member] | Restricted Shares With 2 Years Vesting Period [Member]
Share-based compensation
Vesting period					2 years
2020 Incentive Plan | Tranche Two [Member] | Restricted Shares With 3 Years Vesting Period [Member]
Share-based compensation
Number of restricted share vested			30,000
Restricted shares expected to vest					90,000
2020 Incentive Plan | Tranche Three [Member] | Restricted Shares With 3 Years Vesting Period [Member]
Share-based compensation
Vesting period					3 years
2020 Incentive Plan | Tranche Three [Member] | Restricted Shares With 3 Years Vesting Period And Vesting On Second and Third Anniversary [Member]
Share-based compensation
Number of restricted share vested	133,335	1,699,990	2,299,965
Restricted shares expected to vest					13,148,335
2020 Incentive Plan | Tranche Four [Member] | Restricted Shares With 3 Years Vesting Period And Vesting On Second and Third Anniversary [Member]
Share-based compensation
Vesting period					3 years
2020 Incentive Plan | Tranche Five [Member] | Restricted Shares With 5 Years Vesting Period [Member]
Share-based compensation
Number of restricted share vested			100,000
Restricted shares expected to vest					500,000
Vesting period					5 years